RISK MANAGEMENT - Structural interest rate risk - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	253,580,182	240,543,265
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,350,229	29,316,333
Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,411,252	50,704,588
Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	60,075,543	42,614,575
Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,245,621	16,365,356
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	97,497,537	101,542,413
Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	79,821,658	80,073,769
Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	61,118,154	56,219,492
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	224,581,946	215,324,860
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Commercial loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,862,835	19,358,216
Commercial loans | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	101,655,660	102,408,977
Commercial loans | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,918,784	28,546,532
Commercial loans | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,037,038	29,463,725
Commercial loans | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,461,102	9,612,217
Commercial loans | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,238,736	34,786,503
Commercial loans | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	52,017,308	51,184,839
Commercial loans | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,356,016	2,870,082
Loans to consumers | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,840,451	55,455,064
Loans to consumers | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,993,634	10,538,797
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,758,318	7,975,944
Loans to consumers | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,660,573	2,566,425
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,427,926	34,373,898
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,746,657	10,482,629
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,132,946	29,159,698
Mortgages | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,221,683	18,592,103
Mortgages | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,212,959	7,649,242
Mortgages | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,890,949	1,771,712
Mortgages | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	900,236	419,518
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,217,539	8,751,631
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,322,696	10,924,349
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,463,304	7,284,181
Microcredit | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	410,320	425,697
Microcredit | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,911	31,729
Microcredit | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,568	17,956
Microcredit | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,283	38,304
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	321,558	337,708
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,700	3,582
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	181,181	195,463
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,282,733	7,069,120
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,895,674	4,025,717
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	387,059	3,043,403
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	263,922	2,989,292
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	123,137	53,714
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,947,186	20,057,614
Service concession arrangements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,031,916	5,118,683
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,706,030	2,488,414
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,706,030	2,488,414
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,706,030	2,488,414
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,454,555	25,290,616
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,662,681	3,110,667
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,765,688	671,047
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	265,131	951,850
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,043	1,348,691
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,028
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		896,162
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,028
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	82,749	25,077
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,972,593	376,999
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	871,982	1,216,834
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,745,789	2,144,068
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	383,470	231,620
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,682,144	1,912,448
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	743,846	131,497
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,132,946	2,056,389
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,289,402	1,163,367
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,442,798	15,584,504
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Floating interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,377,875	872,882
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Fixed interest rate | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 15,169,324	$ 14,711,622